SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL [Abstract]
SHARE CAPITAL

25.	SHARE CAPITAL

Equity distribution

In July 2018, the Company announced it had entered into an Equity Distribution Agreement dated July 24, 2018, with Morgan Stanley & Co. LLC for the offer and sale of up to $100.0 million of common shares of Frontline through an ATM. In the year ended December 31, 2019, the Company issued 11,037,273 shares for proceeds of $98.4 million.

Trafigura

In August 2019, the Company issued 16,035,856 shares at a closing share price of $7.92 as a part of the consideration for the Acquisition, see Note 5. for further details.

The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2019;

Outstanding shares at December 31, 2017	169,809,324
Shares issuance in the year	11,868
Outstanding shares at December 31, 2018	169,821,192
Shares issued under ATM program	11,037,273
Shares issued as consideration for Trafigura acquisition	16,035,856
Outstanding shares at December 31, 2019	196,894,321